Earnings/(Loss) Per Share	12 Months Ended
Dec. 31, 2023
Earnings/(Loss) Per Share [Abstract]
Earnings/(Loss) Per Share

16. Earnings/(Loss) Per Share

Basic and diluted loss per ordinary share for each of the period presented is calculated as follows:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Numerators
Net loss	(16,704)	(8,845)	(6,120)
Less: Net income allocated to Series Angel and Series Pre-A preferred share	—	—	—
Accretion on mezzanine equities	(1,064)	—	—
Adjusted net loss	(17,768)	(8,845)	(6,120)
Denominators
Weighted average number of ordinary shares outstanding-Basic and diluted*	12,447,760	19,224,614	23,458,982
Loss per ordinary share-Basic and diluted	(1.4274)	(0.4601)	(0.2609)

*	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 29, 2022

Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase earnings per share or decrease loss per share) are excluded from the calculation of diluted loss per share. For the year ended December 31, 2023, 2022 and 2021, the Company had no dilutive shares.